Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Common Shares To Be Issued [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Aug. 31, 2023	$ 4,903,031		$ 2,955,944	$ (417,727)	$ (5,655,315)	$ 1,785,933
Shares issued on Initial Public offering on November 3, 2023	2,751,937					2,751,937
Shares issued against convertible note	465,680					465,680
Shares issued against equity purchase agreement	487,491					487,491
Warrants issued related to Initial Public Offering	(48,283)					(48,283)
Foreign exchange translation				9,217		9,217
Net loss					(4,102,659)	(4,102,659)
Balance at Aug. 31, 2024	8,559,856		2,955,944	(408,510)	(9,757,974)	1,349,316
Foreign exchange translation				(100,790)		(100,790)
Net loss					(3,638,465)	(3,638,465)
Shares issued on follow up public offering	1,847,477					1,847,477
Shares issued against warrants exercise	1,701,398					1,701,398
Shares against Directors and Employees Stock options and restricted share units		88,136	146,870			235,006
Shares issue cost	(487,263)					(487,263)
Balance at Aug. 31, 2025	$ 11,621,468	$ 88,136	$ 3,102,814	$ (509,300)	$ (13,396,439)	$ 906,679